Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 11, 2024
Entity Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 08, 2024
Document Effective Date	Mar. 11, 2024
Prospectus Date	Mar. 11, 2024
Bancreek International Large Cap ETF | Bancreek International Large Cap ETF
Prospectus:
Trading Symbol	BCIL